Note 8 - Net Loss Per Share - Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Net loss attributable to BeyondSpring Inc.—basic and diluted	$ (13,656)	$ (47,396)
Weighted average number of ordinary shares outstanding—basic and diluted (in shares)	22,211,762	17,834,676
Net loss per share —basic and diluted (in dollars per share)	$ (0.61)	$ (2.66)